Information Regarding Company's Revenues (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 South Africa Operations USD ($)	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Voice Solutions International Long Distance and Related Products USD ($)	Mar. 31, 2013 Global Voice Solutions International Long Distance and Related Products INR	Mar. 31, 2012 Global Voice Solutions International Long Distance and Related Products INR	Mar. 31, 2011 Global Voice Solutions International Long Distance and Related Products INR	Mar. 31, 2013 Global Voice Solutions National Long Distance USD ($)	Mar. 31, 2013 Global Voice Solutions National Long Distance INR	Mar. 31, 2012 Global Voice Solutions National Long Distance INR	Mar. 31, 2011 Global Voice Solutions National Long Distance INR	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Global Data and Managed Services IRU USD ($)	Mar. 31, 2013 Global Data and Managed Services IRU INR	Mar. 31, 2012 Global Data and Managed Services IRU INR	Mar. 31, 2011 Global Data and Managed Services IRU INR	Mar. 31, 2013 Global Data and Managed Services Internet Leased Lines USD ($)	Mar. 31, 2013 Global Data and Managed Services Internet Leased Lines INR	Mar. 31, 2012 Global Data and Managed Services Internet Leased Lines INR	Mar. 31, 2011 Global Data and Managed Services Internet Leased Lines INR	Mar. 31, 2013 Global Data and Managed Services Internet USD ($)	Mar. 31, 2013 Global Data and Managed Services Internet INR	Mar. 31, 2012 Global Data and Managed Services Internet INR	Mar. 31, 2011 Global Data and Managed Services Internet INR	Mar. 31, 2013 Global Data and Managed Services Internet Data Center Services USD ($)	Mar. 31, 2013 Global Data and Managed Services Internet Data Center Services INR	Mar. 31, 2012 Global Data and Managed Services Internet Data Center Services INR	Mar. 31, 2011 Global Data and Managed Services Internet Data Center Services INR	Mar. 31, 2013 Global Data and Managed Services Other Services USD ($)	Mar. 31, 2013 Global Data and Managed Services Other Services INR	Mar. 31, 2012 Global Data and Managed Services Other Services INR	Mar. 31, 2011 Global Data and Managed Services Other Services INR
Segment Reporting Information [Line Items]
Revenues	$ 3,151	171,800	139,885	113,840	$ 346	18,848	14,967	85,535	68,241	65,516	$ 1,518	82,779	65,261	61,282	$ 51	2,756	2,980	4,234	67,417	56,677	48,324	$ 301	16,446	13,015	11,034	$ 133	7,265	5,898	5,694	$ 129	7,011	6,170	8,242	$ 69	3,781	3,503	3,143	$ 604	32,914	28,091	20,211